Restricted Stock Plan (Tables)	12 Months Ended
Dec. 31, 2018
Stock Option And Restricted Stock Plans Abstract [Abstract]
Schedule of Nonvested Restricted Stock Units Activity
A summary of the status of the Company’s nonvested restricted shares as of December 31, 2018, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value

Nonvested, beginning of year	175,000	$8.95
Granted	125,000	12.02
Vested	—	—
Forfeited	—	—
Nonvested, end of year	300,000	$10.23